ORDINARY SHARES	12 Months Ended
Dec. 31, 2012
ORDINARY SHARES
ORDINARY SHARES

15.                                                ORDINARY SHARES

The May 2010 shareholders meeting approved a 4-for-1 stock split for all ordinary shares, Series A and Series B convertible preferred shares.  While the stock split increased the number of shares for each stockholder, the percentage of their ownership in the Company was not affected. The Series A Shares and Series B Shares remain convertible into ordinary shares at a 1:1 ratio. This share split has been retrospectively reflected for all periods presented. After the stock split, the Company issued a total of 7,932,000 ordinary shares which consisted of 1,800,000 ordinary shares in connection with the debt extinguishment with Red River Valley, 3,932,000 ordinary shares with fair value of US$ 1.47 per share in connection with the acquisition of Tansun, and 2,200,000 ordinary shares with fair value of US$ 1.47 per share as a settlement contingent consideration of US$3,200 in connection with the acquisition of Yinfeng. These shares were reflected as shares to be issued in equity on the consolidated balance sheet as of December 31, 2009.

On July 21, 2010, the Company completed the initial public offering (“IPO”) on the New York Stock Exchange and issued 9,166,667 American Depositary Shares (“ADS”) representing 36,666,668 ordinary shares. At the same time, 44,055,018 of Series A Convertible Preferred Shares and 4,019,328 of Series B Convertible Preferred Shares were automatically converted into 48,074,346 ordinary shares.

On December 10, 2010, the Company completed a follow-on public offering and issued 1,074,030 ADSs, representing 4,296,120 ordinary shares as part of the offering.

On August 2011, the Company issued 1,152,352 ordinary shares as part of the consideration for the acquisition of Dimension.

On May 26, 2011, the Company’s board of directors approved a share repurchase program effective May 26, 2011. Under the approved program, the Company is authorized to repurchase up to US$20 million worth of its issued and outstanding ADSs from time to time, depending on market conditions and other factors. During the years ended December 31, 2011, the Company repurchased 8,473,600 ordinary shares for total consideration of US$14,415. The repurchased shares were recorded as a reduction of additional paid in capital.

On October 16, 2012, the Company signed a share transfer agreement with the original selling shareholders of Dimension regarding transferring 35% of Dimension to the latter in exchange of 1,152,352 ordinary shares, which was the share consideration issued to the original selling shareholders of Dimension during acquisition of the entity on January 1, 2011. The shares were recorded as a reduction of additional paid in capital.

As of December 31, 2012, the Company had 451,925,654 ordinary shares authorized, and 190,926,475 and 186,221,367 ordinary shares issued and outstanding, respectively.